Summary of the Fair Value of Classes of Plan Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Equity securities USD ($)	Mar. 31, 2012 Equity securities JPY (¥)	Mar. 31, 2011 Equity securities JPY (¥)	Mar. 31, 2012 Equity securities Common stocks USD ($)	Mar. 31, 2012 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Equity securities Common stocks JPY (¥)	Mar. 31, 2012 Equity securities Commingled funds USD ($)	Mar. 31, 2012 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Equity securities Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities USD ($)	Mar. 31, 2012 Debt securities JPY (¥)	Mar. 31, 2011 Debt securities JPY (¥)	Mar. 31, 2012 Debt securities Commingled funds USD ($)	Mar. 31, 2012 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Debt securities Commingled funds JPY (¥)	Mar. 31, 2012 Debt securities Government bonds USD ($)	Mar. 31, 2012 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Debt securities Government bonds JPY (¥)	Mar. 31, 2012 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Insurance Contracts USD ($)	Mar. 31, 2012 Insurance Contracts JPY (¥)	Mar. 31, 2011 Insurance Contracts JPY (¥)	Mar. 31, 2012 All Other USD ($)	Mar. 31, 2012 All Other JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2012 Level 1 USD ($)	Mar. 31, 2012 Level 1 JPY (¥)	Mar. 31, 2011 Level 1 JPY (¥)	Mar. 31, 2012 Level 1 Equity securities USD ($)	Mar. 31, 2012 Level 1 Equity securities JPY (¥)	Mar. 31, 2011 Level 1 Equity securities JPY (¥)	Mar. 31, 2012 Level 1 Equity securities Common stocks USD ($)	Mar. 31, 2012 Level 1 Equity securities Common stocks JPY (¥)	Mar. 31, 2011 Level 1 Equity securities Common stocks JPY (¥)	Mar. 31, 2012 Level 1 Debt securities USD ($)	Mar. 31, 2012 Level 1 Debt securities JPY (¥)	Mar. 31, 2011 Level 1 Debt securities JPY (¥)	Mar. 31, 2012 Level 1 Debt securities Government bonds USD ($)	Mar. 31, 2012 Level 1 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Debt securities Government bonds JPY (¥)	Mar. 31, 2011 Level 1 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 1 All Other USD ($)	Mar. 31, 2012 Level 1 All Other JPY (¥)	Mar. 31, 2011 Level 1 All Other JPY (¥)	Mar. 31, 2012 Level 2 USD ($)	Mar. 31, 2012 Level 2 JPY (¥)	Mar. 31, 2011 Level 2 JPY (¥)	Mar. 31, 2012 Level 2 Equity securities USD ($)	Mar. 31, 2012 Level 2 Equity securities JPY (¥)	Mar. 31, 2011 Level 2 Equity securities JPY (¥)	Mar. 31, 2012 Level 2 Equity securities Commingled funds USD ($)	Mar. 31, 2012 Level 2 Equity securities Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Equity securities Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities USD ($)	Mar. 31, 2012 Level 2 Debt securities JPY (¥)	Mar. 31, 2011 Level 2 Debt securities JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Commingled funds USD ($)	Mar. 31, 2012 Level 2 Debt securities Commingled funds JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Commingled funds JPY (¥)	Mar. 31, 2012 Level 2 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Level 2 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 2 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 2 Insurance Contracts USD ($)	Mar. 31, 2012 Level 2 Insurance Contracts JPY (¥)	Mar. 31, 2011 Level 2 Insurance Contracts JPY (¥)	Mar. 31, 2012 Level 2 All Other USD ($)	Mar. 31, 2012 Level 2 All Other JPY (¥)	Mar. 31, 2011 Level 2 All Other JPY (¥)	Mar. 31, 2012 Level 3 USD ($)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2009 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 Debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities USD ($)	Mar. 31, 2011 Level 3 Debt securities JPY (¥)	Mar. 31, 2010 Level 3 Debt securities JPY (¥)	Mar. 31, 2009 Level 3 Debt securities JPY (¥)	Mar. 31, 2012 Level 3 Debt securities Other debt securities USD ($)	Mar. 31, 2012 Level 3 Debt securities Other debt securities JPY (¥)	Mar. 31, 2011 Level 3 Debt securities Other debt securities JPY (¥)	Mar. 31, 2012 Level 3 All Other USD ($)	Mar. 31, 2012 Level 3 All Other JPY (¥)	Mar. 31, 2011 Level 3 All Other USD ($)	Mar. 31, 2011 Level 3 All Other JPY (¥)	Mar. 31, 2010 Level 3 All Other JPY (¥)	Mar. 31, 2009 Level 3 All Other JPY (¥)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Plan assets	$ 15,461	¥ 1,270,771	$ 14,398	¥ 1,183,385	¥ 1,179,051	$ 8,530	¥ 701,079	¥ 670,660	$ 5,697	¥ 468,237	¥ 489,759	$ 2,833	¥ 232,842	¥ 180,901	$ 4,357	¥ 358,093	¥ 316,874	$ 2,673	¥ 219,658	¥ 159,232	$ 1,076	¥ 88,411	¥ 82,685	$ 608	¥ 50,024	¥ 74,957	$ 1,022	¥ 83,993	¥ 90,972	$ 1,552	¥ 127,606	¥ 104,879	$ 7,359	¥ 604,838	¥ 621,271	$ 5,697	¥ 468,237	¥ 489,759	$ 5,697	¥ 468,237	¥ 489,759	$ 1,076	¥ 88,411	¥ 111,902	$ 1,076	¥ 88,411	¥ 82,685	¥ 29,217	$ 586	¥ 48,190	¥ 19,610	$ 7,226	¥ 593,900	¥ 502,517	$ 2,833	¥ 232,842	¥ 180,901	$ 2,833	¥ 232,842	¥ 180,901	$ 3,274	¥ 269,091	¥ 204,226	$ 2,673	¥ 219,658	¥ 159,232	$ 601	¥ 49,433	¥ 44,994	$ 1,022	¥ 83,993	¥ 90,972	$ 97	¥ 7,974	¥ 26,418	$ 876	¥ 72,033	$ 725	¥ 59,597	¥ 50,109	¥ 51,067	$ 7	¥ 591	$ 9	¥ 746	¥ 3,591	¥ 5,242	$ 7	¥ 591	¥ 746	$ 869	¥ 71,442	$ 716	¥ 58,851	¥ 46,518	¥ 45,825